Convertible Redeemable Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2019
Temporary Equity Disclosure [Abstract]
Schedule of company's preferred shares activities
The Company’s preferred shares activities for the year ended December 31, 2018 are summarized as below:

	Balance as of January 1, 2018	Issuance of preferred shares	Accretions of preferred shares to redemption value	Balance as of December 31, 2018
Series A p referred s hares
Number of shares (in thousands)	—	6,815	—	6,815
Amount	—	430,341	30,311	460,652
All of the preferred shares were converted to Class A ordinary shares upon the completion of the Group’s IPO in October 2019.

	Balance as of January 1, 2019	Accretions of preferred shares to redemption value	Conversion into Class A ordinary shares upon IPO	Balance as of December 31, 2019
Series A p referred s hares
Number of shares (in thousands)	6,815	—	(6,815)	—
Amoun t	460,652	35,893	(496,545)	—